Short Term Borrowings and Long Term Debt Long-term Debt (Details)		1 Months Ended	12 Months Ended
	Dec. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) day	Aug. 12, 2019 USD ($)	May 15, 2019 USD ($)	Feb. 08, 2019 USD ($)	Jan. 15, 2019 USD ($)	Dec. 31, 2018 USD ($)
Line of Credit Facility [Abstract]
Size of credit facility			$ 5,100,000,000
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Number of days until commercial paper maturity | day			60
Senior Notes due 2022 [Member]
Long-term debt:
Amount of debt retired	$ 3,000,000
Debt instrument interest rate	3.33%
Senior Notes due 2025 [Member]
Long-term debt:
Amount of debt retired	$ 6,000,000
Debt instrument interest rate	4.53%
Variable rate term loan [Member]
Long-term debt:
Debt instrument interest rate			2.275%
Principal amount of debt issued					$ 1,000,000,000	$ 25,000,000
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-Term			$ 1,000,000,000					$ 0
Variable term rate loan 2 [Member]
Long-term debt:
Debt instrument interest rate			2.56%
Senior Notes Due 2030 [Member]
Long-term debt:
Debt instrument interest rate			2.95%
Senior Notes Due 2049 [Member]
Long-term debt:
Debt instrument interest rate			3.70%
Commercial paper (4)
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-Term			$ 1,901,000,000					0
Pollution control bonds 5.125% due 2028 (5)
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-Term			68,000,000					68,000,000
Senior Notes due 2022 and 2025 [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Make-whole premium	$ 1,000,000
Securitization Bonds [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
2020			231,000,000
2021			211,000,000
2022			219,000,000
2023			156,000,000
2024			162,000,000
Long term Debt Excluding ZENS [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
2020			831,000,000
2021			2,761,000,000
2022			3,302,000,000
2023			713,000,000
2024			1,184,000,000
CenterPoint Energy Houston Electric, LLC
Line of Credit Facility [Abstract]
Size of credit facility			300,000,000
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
2020			231,000,000
2021			613,000,000
2022			519,000,000
2023			356,000,000
2024			162,000,000
Additional first mortgage bonds and general mortgage bonds that could be issued			$ 3,700,000,000
Percentage of property additions			70.00%
CenterPoint Energy Houston Electric, LLC | General Mortgage Bonds Due 2049 [Member]
Long-term debt:
Debt instrument interest rate			4.25%
Principal amount of debt issued							$ 700,000,000
CenterPoint Energy Houston Electric, LLC | First mortgage bonds 9.15% due 2021
Long-term debt:
Debt instrument interest rate			9.15%
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Secured debt amount with asset liens			$ 102,000,000
Replacement fund requirements to be satisfied in 2018			295,000,000
Sinking fund requirements to be satisfied in 2018			1,600,000
Long-Term			102,000,000					102,000,000
CenterPoint Energy Houston Electric, LLC | General mortgage bonds 1.85% to 6.95% due 2021 to 2048
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Secured debt amount with asset liens			4,000,000,000.0
Long-Term			3,912,000,000					3,212,000,000
CenterPoint Energy Resources Corp.
Line of Credit Facility [Abstract]
Size of credit facility			900,000,000
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
2020			0
2021			593,000,000
2022			376,000,000
2023			300,000,000
2024			0
CenterPoint Energy Resources Corp. | Commercial paper (4)
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-Term			377,000,000					210,000,000
Revolving Credit Facility [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			0					0
Revolving Credit Facility [Member] | CenterPoint Energy Houston Electric, LLC
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			0					0
Revolving Credit Facility [Member] | CenterPoint Energy Resources Corp.
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 0					0
Line of Credit [Member] | CenterPoint Energy Houston Electric, LLC
Line of Credit Facility [Abstract]
Percentage on limitation of debt to total capitalization under covenant (in hundredths)			65.00%
Ratio of indebtedness to net capital			0.502
Line of Credit [Member] | CenterPoint Energy Resources Corp.
Line of Credit Facility [Abstract]
Percentage on limitation of debt to total capitalization under covenant (in hundredths)			65.00%
Ratio of indebtedness to net capital			0.464
Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | CenterPoint Energy Houston Electric, LLC
Line of Credit Facility [Abstract]
Basis spread on LIBOR			1.125%
Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | CenterPoint Energy Resources Corp.
Line of Credit Facility [Abstract]
Basis spread on LIBOR			1.25%
Letter of Credit [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 7,000,000					11,000,000
Letter of Credit [Member] | CenterPoint Energy Houston Electric, LLC
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			0					4,000,000
Letter of Credit [Member] | CenterPoint Energy Resources Corp.
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			1,000,000					1,000,000
Commercial paper (4)
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			2,278,000,000					210,000,000
Commercial paper (4) | CenterPoint Energy Houston Electric, LLC
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 0					$ 0
Debt, Weighted Average Interest Rate			0.00%					0.00%
Commercial paper (4) | CenterPoint Energy Resources Corp.
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 377,000,000					$ 210,000,000
Debt, Weighted Average Interest Rate			1.94%					2.93%
Vectren [Member]
Line of Credit Facility [Abstract]
Long-term line of credit		90
Vectren [Member] | Commercial paper (4)
Line of Credit Facility [Abstract]
Weighted average interest rate of commercial paper issued in connection with the Merger		2.88%
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit		$ 1,660,000,000
SIGECO [Member] | Letter of Credit [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 21,000,000
Parent Company [Member]
Line of Credit Facility [Abstract]
Size of credit facility			$ 3,300,000,000
Parent Company [Member] | Senior Notes Due 2030 [Member]
Long-term debt:
Principal amount of debt issued				$ 400,000,000
Parent Company [Member] | Senior Notes Due 2024 [Member]
Long-term debt:
Debt instrument interest rate			2.50%
Principal amount of debt issued				500,000,000
Parent Company [Member] | Senior Notes Due 2049 [Member]
Long-term debt:
Principal amount of debt issued				$ 300,000,000
Parent Company [Member] | Pollution control bonds 5.125% due 2028 (5)
Long-term debt:
Debt instrument interest rate			5.125%
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Secured debt amount with asset liens			$ 68,000,000					$ 68,000,000
Long-Term			68,000,000
Parent Company [Member] | Revolving Credit Facility [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 0					0
Parent Company [Member] | Line of Credit [Member]
Line of Credit Facility [Abstract]
Percentage on limitation of debt to total capitalization under covenant (in hundredths)			65.00%
Ratio of indebtedness to net capital			0.590
Percentage on limitation of debt to total capitalization under covenant amended (in hundredths)			70.00%
System restoration costs threshold for increase in permitted debt to EBITDA covenant ratio			$ 100,000,000
Consecutive period for system restoration costs to exceed $100 million (in months)			12
Parent Company [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Abstract]
Basis spread on LIBOR			1.50%
Parent Company [Member] | Letter of Credit [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 6,000,000					6,000,000
Parent Company [Member] | Commercial paper (4)
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 1,633,000,000					$ 0
Debt, Weighted Average Interest Rate			1.95%					0.00%
VUHI [Member]
Line of Credit Facility [Abstract]
Size of credit facility			$ 400,000,000
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Credit facility swing line sublimit			10,000,000
Letters of credit swing line sublimit			20,000,000
VUHI [Member] | Revolving Credit Facility [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 0					$ 0
VUHI [Member] | Line of Credit [Member]
Line of Credit Facility [Abstract]
Percentage on limitation of debt to total capitalization under covenant (in hundredths)			65.00%
Ratio of indebtedness to net capital			0.516
VUHI [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Abstract]
Basis spread on LIBOR			1.125%
VUHI [Member] | Letter of Credit [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 0					0
VUHI [Member] | Commercial paper (4)
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 268,000,000					$ 0
Debt, Weighted Average Interest Rate			2.08%					0.00%
VCC [Member]
Line of Credit Facility [Abstract]
Size of credit facility			$ 200,000,000
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Credit facility swing line sublimit			40,000,000
Letters of credit swing line sublimit			80,000,000
VCC [Member] | Revolving Credit Facility [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 0					$ 0
VCC [Member] | Line of Credit [Member]
Line of Credit Facility [Abstract]
Percentage on limitation of debt to total capitalization under covenant (in hundredths)			65.00%
Ratio of indebtedness to net capital			0.580
VCC [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Abstract]
Basis spread on LIBOR			1.25%
VCC [Member] | Letter of Credit [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 0					0
VCC [Member] | Commercial paper (4)
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 0					$ 0
Debt, Weighted Average Interest Rate			0.00%					0.00%
Maximum [Member] | CenterPoint Energy Houston Electric, LLC | General mortgage bonds 1.85% to 6.95% due 2021 to 2048
Long-term debt:
Debt instrument interest rate			6.95%
Maximum [Member] | Parent Company [Member] | Variable rate term loan [Member]
Long-term debt:
Debt instrument interest rate			2.56%
Maximum [Member] | Vectren [Member] | Letter of Credit [Member]
Annual maturities of long term debt, capital leases, and sinking fund requirements, excluding ZENS obligations [Abstract]
Long-term Line of Credit			$ 50,000,000